Merchandise Creations, Inc.

4704 Towne Square Drive, #2626

Plano, TX 75024

(972) 987-5880

To:	Adam Halper	From:	Robert Turner
Fax:	(202) 772-9210	Pages:	2 including cover
Phone:	(202) 551-3482	Date:	January 31, 2006
Re:	Merchandise Creations, Inc.

Dear Mr. Hapler:

Attached, please find a letter requesting accelerated effectiveness of the Registration Statement on Form SB-2 for Merchandise Creations, Inc.

If you have any questions, please do not hesitate to contact me.

Sincerely,

/s/ Robert Turner

Robert Turner

President

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